Stockholders' Equity - Additional Information (Detail) - Mar. 31, 2015 - JPY (¥) ¥ / shares in Units, ¥ in Millions	Total
Class of Stock [Line Items]
Distributions paid by the company to be appropriated as additional paid-in capital or a legal reserve	10.00%
Dividends per share	¥ 10
Dividend proposed	¥ 1,745
Amount available for future payment of dividends	¥ 40,783
Total Shares Of Common Stock
Class of Stock [Line Items]
Minimum additional paid in capital or a legal reserve in order to satisfy distribution appropriation	25.00%